Unaudited Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Unaudited Consolidated Statements Of Comprehensive Income
Net income	$ 8,731	$ 7,285	$ 7,228
Gross change in unrealized loss on securities held-to-maturity with OTTI, net of tax of $0, $12, and $182, respectively	0	(23)	(352)
Less reclassification for OTTI losses on held-to-maturity included in net income, net of tax of $0, $12 and $97, respectively	0	23	189
Previously recorded non-credit OTTI loss reclassed and recognized as a loss in the statement of income, net of tax of $0, $33 and $0, respectively	0	60	0
Reduction in previously recorded non-credit OTTI for Securities sold or fully settled net of tax of $0, $157 and $0, respectively	0	293	0
Gross change in unrealized gain (loss) on securities available-for-sale, net of tax of $163, $92, and $355, respectively	(300)	165	688
Less reclassification for gain on sale of available-for-sale securities included in net income, net of tax of $15, $58, and $33, respectively	(27)	(109)	(64)
Other comprehensive income (loss)	(327)	409	461
Comprehensive income	$ 8,404	$ 7,694	$ 7,689